Supplement dated May 1, 2002 to the Prospectus dated May 1, 2001

PARK AVENUE VARIABLE UNIVERSAL LIFE (97-VUL)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2001 for the Variable Universal Life Insurance Policy issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account M and marketed under the name "Park Avenue Variable Universal Life". Please retain this Supplement with your Policy prospectus for your reference.

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NEW VARIABLE INVESTMENT OPTIONS

Four new investment options from the Alliance Capital fund family have been added to the Policies and are available both for the allocation of premiums and the transfer of account values. These funds are:

o Alliance Growth & Income Portfolio
o Alliance Premier Growth Portfolio
o Alliance Technology Portfolio
o AllianceBernstein Value Portfolio

The Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio, Alliance Technology Portfolio and AllianceBernstein Value Portfolio are advised by Alliance Capital Management L.P. (Alliance) whose principal office is located at 1345 Avenue of the Americas, New York, New York 10105.

The table below summarizes each fund's investment objectives, along with the typical investments that make up that fund.

-------------------------------------------------------------------------------------------------------------
      Fund                     Investment Objectives                        Typical Investments
-------------------------------------------------------------------------------------------------------------
Alliance Growth &        Seeks to provide reasonable current      Dividend paying common stocks of good
Income Portfolio         income and reasonable opportunity        quality; also fixed-income convertible
                         for capital appreciation                 securities, and securities of foreign
                                                                  issuers
-------------------------------------------------------------------------------------------------------------
Alliance Premier         Seeks growth of capital by pursuing      Equity securities of a limited number of
Growth Portfolio         aggressive investment policies           large, carefully selected high quality
                                                                  U.S. companies
-------------------------------------------------------------------------------------------------------------
Alliance Technology      Seeks growth of capital and only         Securities of companies that use technology
Portfolio                incidentally current income              extensively in the development of new or
                                                                  improved products or processes
-------------------------------------------------------------------------------------------------------------
AllianceBernstein        Seeks long-term growth of capital        Diversified portfolio of equity securities
Value Portfolio
-------------------------------------------------------------------------------------------------------------

A more detailed description of the Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio, Alliance Technology Portfolio and AllianceBernstein Value Portfolio, their investment objectives, policies, investment managers, asset charges and the risks associated with investing in these funds may be found in the accompanying prospectuses. Read the prospectuses carefully before investing.

PREMIUM ALLOCATION CHANGES

You may change how your net premiums are invested at any time by telling us in writing at our customer service office or by calling 1-800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed "Telephone Fund Transfer/Premium Allocation Change" Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form.

These Funds may not be available in all states.


This Supplement should be retained with the Prospectus for future reference


SUPPLEMENT

PUB. 2907 SUPP 1